Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest									$ 17,143	$ 3,323	$ 3,205
Other operating expenses									1,417	213	144
Total income tax	$ 984	$ 1,170	$ 1,372	$ 851	$ 1,102	$ 1,416	$ 806	$ 848	4,377	4,172	3,796
Net earnings	$ 3,439	$ 4,127	$ 4,808	$ 3,172	$ 4,147	$ 5,307	$ 3,217	$ 3,452	15,546	16,123	15,133
Parent Company
Interest and dividend from subsidiary									8,531	6,240	7,419
Total revenues									8,531	6,240	7,419
Interest									1,079	529	280
Other operating expenses									630	639	613
Total expenses									1,709	1,168	893
Income before income tax benefit and equity in undistributed earnings of subsidiaries									6,822	5,072	6,526
Total income tax									352	242	185
Income before equity in undistributed earnings of subsidiaries									7,174	5,314	6,711
Equity in undistributed earnings of subsidiaries									8,372	10,809	8,422
Net earnings									$ 15,546	$ 16,123	$ 15,133